FINANCE COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Costs [Abstract]
Interest on lease liabilities	$ 1,770	$ 1,394	$ 527
Collaboration interest-bearing advanced funding	19,845	20,400	10,269
Total Finance Costs	$ 21,615	$ 21,794	$ 10,796